RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11: RELATED PARTY TRANSACTIONS

On September 1, 2022, the Company assigned 10% working interests in a well to two related parties that are controlled by officers of the Company (Sky3D, LLC and Atikin Investments LLC) pursuant to the vesting of various performance conditions in the employment contracts of Randy May and Jay Puchir. In addition, two entities related to directors are working interest owners in wells the Company operates. As of March 31, 2023 and 2022, the Company is owed $683,043 and $56,269, respectively from these entities for their portion of the production expenses over the revenues received. These amounts are monitored closely and fluctuate each month. In addition at March 31, 2023, the Company is owed $274,598 from another related party. Total related parties accounts receivable at March 31, 2023 is $957,641.

The May Family Foundation controls 15.61% of the outstanding common stock of the Company as of March 31, 2023. Additionally, Atikin, an entity which is controlled by Jay Puchir, our Chief Executive Officer, controls 6.76% of the outstanding common stock. Alisa Horgan, the daughter of Randy May, our new Executive Chairman, became a director and officer of the Company following the Holdings acquisition. Her husband Richard Horgan was the Company’s former Chief Executive Officer and director. Mr. May is the Chief Executive Officer of Ecoark. Each of Messrs. May, Horgan and Puchir disclaim beneficial ownership of the securities held by The May Family Foundation except to the extent of any pecuniary interest therein.

All amounts due to Ecoark were exchanged for the 1,200 shares of Series A and classified as a capital transaction with the adjustment to additional paid in capital as they were from a related party. The historical cost basis as of the date of the merger with White River Holdings that have been reclassified to additional paid in capital was $28,953,510 which were deemed to be permanently contributed by Ecoark effective with the issuance of the 1,200 Series A. The Series A shares are reflected in the Company’s historical financial statements in place of the equity instruments held by Ecoark on a historical cost basis. There was no impact on the consolidated statements of operations.

In connection with the Company’s acquisition of White River Holdings from Ecoark in July 2022, the Company granted Ault certain participation rights in its oil and gas exploration and drilling ventures (“Participation Rights”) identical to rights Ecoark had given Ault. Ault exercised these Participation Rights and will invest approximately $3.25 million per the agreement. Through March 31, 2023, Ault has repaid $635,000 of this receivable.

On March 22, 2023, our Board of Directors approved Ecoark Holding’s advancing payments to us of up to $3.25 million (the “Amounts”) with the objective of satisfying Ault Energy’s obligations payable to the Company from its exercise of the Participation Rights. Ecoark and Ault Energy have agreed that in lieu of repayment by Ault Energy, Ault Energy will permit Ecoark Holdings to redeem shares of Ecoark Holdings’ Series A Convertible Redeemable Preferred Stock (“Ecoark Series A”) held by Ault by dividing the Amounts by the stated value of such shares, or one share of Ecoark Series A for each $10,833.33 advanced to us. The redemption cannot occur until the Spin-Off and a related distribution of Wolf Energy Services Inc. occur which permits Ault to receive its full dividends. The effect of this transaction for the Company is that we begin collecting Amounts from Ecoark in satisfaction of Ault’s account payable to us related to the Participation Rights due. The transaction was approved by the independent directors of the Company and Ecoark with Mr. May and his daughter abstaining as White River Energy Corp directors, and Mr. May also abstained as an Ecoark Holdings director.

The Company from time to time will borrow amounts from related parties. During the year ended March 31, 2023 the Company borrowed $1,725,000 from related parties in non-interest bearing advances of which $542,750 was repaid. These are considered short-term advances.